Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Trading Symbol	TLN
Entity Registrant Name	TALEN ENERGY CORPORATION
Entity Central Index Key	0001622536
Entity Filer Category	Non-accelerated Filer